Summary of Significant Accounting Policies - Schedule of Inventory (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Abstract]
Raw material	$ 1,442,605	$ 751,574
Work in progress		148,969
Inventory	$ 1,442,605	$ 900,543